NOTE 3: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Property, Plant and Equipment (Details) - SDA Mill, Audited	11 Months Ended
Nov. 30, 2017
SDA Mill
Property, Plant and Equipment, Useful Life	10 years
Mill equipment | Minimum
Property, Plant and Equipment, Useful Life	5 years
Mill equipment | Maximum
Property, Plant and Equipment, Useful Life	10 years
Automotive equipment
Property, Plant and Equipment, Useful Life	5 years
Office furniture and equipment
Property, Plant and Equipment, Useful Life	10 years